Stock-based Compensation Plans - Stock Option Activity (Details) - CAD ($) $ / shares in Units, $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Total Options, Number of Options
Options outstanding, beginning balance (shares)	3,418,000
Granted (shares)	686,000	852,000
Exercised (shares)	(825,000)
Cancelled/Forfeited (shares)	(17,000)
Options outstanding, ending balance (shares)	3,262,000	3,418,000
Options vested, number of options (shares)	1,490,000
Total Options, Weighted Average Exercise Price
Options outstanding, beginning balance (CAD per share)	$ 41.18
Granted (CAD per share)	58.40	$ 47.57
Exercised (CAD per share)	39.21
Cancelled/Forfeited (CAD per share)	50.02
Options outstanding, ending balance (CAD per share)	45.26	$ 41.18
Options vested, weighted average exercise price (CAD per share)	$ 39.40
Non-vested Options, Number of Options
Options outstanding, beginning balance (shares)	1,910,000
Granted (shares)	686,000	852,000
Vested (shares)	(807,000)
Cancelled/Forfeited (shares)	(17,000)
Options outstanding, ending balance (shares)	1,772,000	1,910,000
Non-vested Options, Weighted Average Grant Date Fair Value
Options outstanding, beginning balance (CAD per share)	$ 3.43
Granted (CAD per share)	4.20	$ 3.70
Vested (CAD per share)	3.25
Cancelled/Forfeited (CAD per share)	3.79
Options outstanding, ending balance (CAD per share)	$ 3.81	$ 3.43
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Unrecognized compensation expense	$ 7
Weighted average remaining term of vested options	6 years
Aggregate intrinsic value of vested options	$ 19
Options
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Remaining weighted average period to recognize compensation expense (years)	3 years